Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Six Months Ended June 30 2017 and 2018 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue			$ 0	$ 0
Operating expenses:
Research and development, including patent cost of $42,259 expensed for the six months ended June 30, 2017	(10,994)	(12,189)	(25,068)	(58,936)
General and administrative	(1,388)	(2,840)	(2,116)	(3,884)
Loss from operations	(12,382)	(15,029)	(27,184)	(62,820)
Foreign exchange gain, net	(460)	129	(128)	203
Interest income	55	25	128	30
Other income			316
Loss before income tax	(12,787)	(14,875)	(26,868)	(62,587)
Income tax benefit	0	0	0	0
Net loss	(12,787)	(14,875)	(26,868)	(62,587)
Less: Net loss attributable to noncontrolling interests	(621)	(1,534)	(1,046)	(1,850)
Net loss attributable to BeyondSpring Inc.	$ (12,166)	$ (13,341)	$ (25,822)	$ (60,737)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.54)	$ (0.61)	$ (1.16)	$ (3.05)
Weighted-average shares outstanding
Basic and diluted (in shares)	22,397,442	21,732,653	22,342,822	19,916,446
Other comprehensive loss
Foreign currency translation adjustment gain (loss)	$ 169	$ (1)	$ 104	$ (5)
Comprehensive loss	(12,618)	(14,876)	(26,764)	(62,592)
Less: Comprehensive loss attributable to noncontrolling interests	(630)	(1,537)	(1,024)	(1,852)
Comprehensive loss attributable to BeyondSpring Inc.	$ (11,988)	$ (13,339)	$ (25,740)	$ (60,740)